UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—109.5%
Alabama—0.5%
$3,975,000	Fairfield, AL GO	6.000%	06/01/2031	12/11/2021	A	$4,169,854
1,400,000	Mobile, AL Improvement District (McGowin Park)[1]	5.000	08/01/2025	06/24/2023	B	1,454,096
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	07/18/2026	A	208,114
25,000	Talladega County, AL GO1	5.250	01/01/2029	01/29/2018	A	25,055
						5,857,119

Alaska—0.0%
10,000	AK International Airports[1]	5.000	10/01/2021	01/29/2018	A	10,193

Arizona—1.4%
495,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2030	07/01/2027	A	582,080
515,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2031	07/01/2027	A	602,797
545,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2032	07/01/2027	A	635,454
575,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2033	07/01/2027	A	667,857
600,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000	07/01/2034	07/01/2027	A	694,746
8,315,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	07/01/2020	A	9,058,111
445,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	01/06/2023	B	437,911
2,290,000	Tempe, AZ IDA (Mirabella at ASUN)[1]	4.000	10/01/2023	10/01/2020	A	2,303,511
510,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	01/29/2018	A	511,367
						15,493,834

Arkansas—0.0%
105,000	AR Devel. Finance Authority (Madison Industrial Devel./ Community Living Obligated Group)[1]	5.800	12/01/2020	01/29/2018	A	105,302
45,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)[1]	5.125	12/01/2028	01/29/2018	A	45,043
						150,345

California—17.7%
590,000	Atwater, CA Wastewater[1]	5.000	05/01/2030	05/01/2027	A	715,304
700,000	Atwater, CA Wastewater[1]	5.000	05/01/2033	05/01/2027	A	835,135
245,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/29/2018	A	245,103
780,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/29/2018	A	790,374

1      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,700,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750%	06/01/2029	01/29/2018	A	$2,726,595
6,105,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	01/29/2018	A	6,110,555
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	01/29/2018	A	2,537,490
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	01/29/2018	A	136,195
22,500,000	CA GO2	4.000	11/01/2033	11/01/2033		24,921,169
2,360,000	CA GO1	5.375	06/01/2026	06/01/2018	A	2,399,270
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	3,846,395
145,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	06/01/2027	A	169,659
50,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[2]	5.750	11/15/2031	09/30/2027	A	56,538,500
30,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	30,096
220,000	CA HFA, Series B1	4.800	02/01/2023	02/01/2018	A	220,561
10,950,000	CA Pollution Control Financing Authority (Calplant I)	7.500	07/01/2032	07/01/2022	A	11,792,493
155,000	CA Public Works[1]	6.625	11/01/2034	11/01/2018	A	155,415
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,586,520
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	643,620
210,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	01/29/2018	A	210,202
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	01/29/2018	A	10,023
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	238,823
2,815,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	03/27/2020	A	3,078,794
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	03/01/2018	A	4,816,824
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	03/01/2018	A	4,811,796
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	01/29/2018	A	2,756,930
225,000	Irvine, CA Unified School District[1]	5.000	09/01/2033	09/01/2027	A	260,649
5,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2030	05/15/2018	A	5,073,050
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	01/29/2018	A	155,231
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	01/29/2018	A	3,821,299
3,700,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	01/29/2018	A	3,708,547

2      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000%	09/01/2026	09/01/2022	A	$686,820
220,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	03/21/2020	A	229,581
665,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2018	A	671,630
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	128,506
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	01/29/2018	A	2,005,240
230,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	11/19/2018	B	195,500
100,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	06/30/2020	B	109,381
10,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	01/29/2018	A	10,025
4,980,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,086,124
8,020,000	Sacramento County, CA Airport System[1]	5.750	07/01/2028	07/01/2018	A	8,190,906
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	01/29/2018	A	5,797,901
5,405,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	01/29/2018	A	5,416,783
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	01/29/2018	A	25,041
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		51,600
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		26,795
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		10,909
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		654,558
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		251,914
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,119,620
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		143,244
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	02/13/2018	A	426,390
1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	1,613,070

3      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,480,000	Southern CA Tobacco Securitization Authority[1]	4.750%	06/01/2025	01/14/2018	A	$10,485,450
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	01/29/2018	A	110,054
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	6,761,919
980,000	Vernon, CA Electric System[1]	5.125	08/01/2021	05/03/2019	A	1,033,126
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	01/29/2018	A	3,207,488
						199,792,192

Colorado—0.6%
1,960,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/15/2018	A	1,989,616
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,281,420
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	01/29/2018	A	265,927
						6,536,963

Connecticut—0.1%
1,000,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1,3]	5.500	01/01/2020	04/14/2018	A	1,014,320

District of Columbia—6.5%
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	57,150
50,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	53,855
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,276,547
5,000	District of Columbia Ballpark[1]	5.000	02/01/2031	01/29/2018	A	5,010
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	01/29/2018	A	100,290
38,410,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	06/21/2021	B	43,690,223
24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	01/29/2018	A	25,566,585
						72,749,660

Florida—4.3%
245,000	Broward County, FL HFA	5.400	10/01/2038	01/16/2019	B	128,120
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750 [4]	10/01/2045	01/29/2018	A	45,092
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	01/29/2018	A	20,180
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	01/29/2018	A	20,169

4      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$45,000	Celebration, FL Community Devel. District[1]	5.000%	05/01/2020	01/29/2018	A	$45,013
30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	01/29/2018	A	30,004
65,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	01/29/2018	A	65,098
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	01/29/2018	A	550,715
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	01/29/2018	A	380,479
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	01/29/2018	A	771,070
145,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	01/29/2018	A	145,523
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	01/29/2018	A	230,881
300,000	East Homestead, FL Community Devel. District[1]	7.250	05/01/2021	05/01/2021		312,867
600,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	661,710
500,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.000	08/01/2027	04/08/2025	B	509,415
1,000,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.375	08/01/2032	08/01/2027	A	1,026,690
660,000	FL Capital Trust Agency (Viera Charter School)[1]	4.000	10/15/2029	10/03/2025	A	664,224
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,111,980
150,000	FL HFA[1]	6.300	09/01/2036	01/29/2018	A	150,218
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	01/29/2018	A	75,109
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	01/29/2018	A	10,061
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	441,947
5,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/29/2018	A	5,013
6,520,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2027	10/01/2018	A	6,700,865
5,000,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2028	10/01/2018	A	5,138,700
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	01/29/2018	A	3,670,644
7,565,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	01/29/2018	A	7,583,307
8,895,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	01/29/2018	A	8,916,259
3,045,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/29/2018	A	3,050,968
500,000	Miami, FL Special Obligation[1]	5.250	01/01/2026	01/29/2018	A	501,405

5      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000%	04/01/2022	04/01/2022		$1,692,170
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,212,461
30,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	01/29/2018	A	30,088
5,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	01/29/2018	A	5,011
110,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	01/29/2018	A	110,380
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	05/01/2030	B	1,230,023
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	01/29/2018	A	25,019
222,961	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	205,541
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		375,480
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		900,000
28,172	Watergrass, FL Community Devel. District Special Assessment[5]	6.960	11/01/2017	11/01/2017		26,763
						48,776,662

Georgia—2.0%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	01/29/2018	A	811,588
40,000	Americus-Sumter County, GA Payroll Devel. Authority (GSW Foundation Student Hsg.)[1]	5.000	06/01/2036	01/29/2018	A	40,104
25,000	Barnesville-Lamar County, GA IDA (Gordon College Properties Foundation/Gordon College Foundation Obligated Group)[1]	5.000	08/01/2030	01/29/2018	A	25,056
5,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	4.625	07/01/2030	01/29/2018	A	5,010
65,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	5.000	07/01/2036	01/29/2018	A	65,168
6,695,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	6,952,958
5,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	01/29/2018	A	5,013

6      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000%	12/01/2023	01/29/2018	A	$10,026
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,772,208
30,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	01/29/2018	A	30,091
1,280,000	Marietta, GA Devel. Authority (Life University)[1]	5.000	11/01/2023	11/01/2023		1,429,670
10,000,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)[1]	2.750	09/01/2019	09/01/2019		9,949,000
1,770,000	Randolph County, GA GO	5.000	04/01/2022	08/04/2020	B	1,904,361
						23,000,253

Hawaii—1.1%
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	01/29/2018	A	11,922,313

Idaho—0.0%
300,000	ID Health Facilities Authority (Valley Vista Care Corp./Vista Community Hsg. Corp. Obligated Group)[1]	4.000	11/15/2027	05/12/2024	B	309,333
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	01/29/2018	A	130,494
						439,827

Illinois—18.0%
1,785,000	Berwyn, IL Park District[1]	5.375	12/01/2028	12/01/2018	A	1,814,060
6,555,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/29/2018	A	6,569,224
2,200,000	Centerpoint, IL Intermodal Center Program[1]	4.000 [4]	06/15/2023	12/18/2018	A	2,228,402
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	01/29/2018	A	100,419
55,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	01/29/2018	A	55,789
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	01/29/2018	A	5,244,138
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,059,123
32,965,000	Chicago, IL Board of Education[2]	5.250	12/01/2024	11/01/2023	A	34,073,781
2,115,000	Chicago, IL Board of Education[1,3]	6.000	01/01/2020	07/08/2019	B	2,177,604
5,000	Chicago, IL Building Acquisition COP[1]	5.400	01/01/2018	01/01/2018		5,000
10,000	Chicago, IL GO1,3	5.000	01/01/2022	01/29/2018	A	10,035
50,000	Chicago, IL GO1,3	5.000	01/01/2023	01/29/2018	A	50,126
5,000	Chicago, IL GO1,3	5.000	01/01/2024	01/29/2018	A	5,013
80,000	Chicago, IL GO1,3	5.000	01/01/2025	01/29/2018	A	80,201
235,000	Chicago, IL GO1,3	5.000	01/01/2026	01/29/2018	A	235,620
9,775,000	Chicago, IL GO1,3	5.000	01/01/2027	01/29/2018	A	9,798,558
1,100,000	Chicago, IL GO1,3	5.000	01/01/2028	01/29/2018	A	1,102,926
5,795,000	Chicago, IL GO1,3	5.000	01/01/2028	01/29/2018	A	5,810,415
18,615,000	Chicago, IL GO1,3	5.000	01/01/2029	01/29/2018	A	18,641,433

7      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$815,000	Chicago, IL GO1,3	5.250%	01/01/2022	01/29/2018	A	$816,622
1,885,000	Chicago, IL GO1,3	5.650 [6]	01/01/2030	01/29/2018	A	1,887,677
10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/29/2018	A	10,024
70,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/14/2018	A	70,115
250,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2028	01/01/2027	A	303,722
1,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	1,848,090
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2029	01/01/2027	A	423,335
400,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	481,680
3,000,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2030	01/01/2027	A	3,679,830
350,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	418,687
3,500,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2031	01/01/2027	A	4,264,680
490,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	01/29/2018	A	491,436
1,595,674	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	01/29/2018	A	1,597,525
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,456,474
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,124,856
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	803,662
135,000	Cook County, IL GO1	5.000	11/15/2018	01/29/2018	A	135,327
435,000	Cook County, IL GO1	5.000	11/15/2022	01/29/2018	A	436,401
1,200,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	11/18/2020	A	1,200,264
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)	8.000	06/01/2032	01/29/2018	A	23,607,124
60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	62,278
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2030	10/01/2027	A	1,143,380
1,000,000	IL Finance Authority (Benedictine University)[1]	5.000	10/01/2033	10/01/2027	A	1,128,830
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,056,340
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	11/08/2020	B	525,705
100,000	IL Finance Authority (NWCH/ NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	101,967

8      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125%	05/15/2025	05/15/2019	A	$355,499
1,875,000	IL Finance Authority (PHlth/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,057,287
10,595,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	11,228,369
385,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	05/15/2019	A	408,558
45,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	08/15/2019	A	49,383
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	20,381,600
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	01/29/2018	A	650,130
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	01/29/2018	A	700,098
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	11/15/2025	B	169,521
425,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2027	08/01/2027		489,940
500,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2028	08/01/2027	A	573,280
325,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2029	08/01/2027	A	370,620
380,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2030	08/01/2027	A	431,334
375,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2031	08/01/2027	A	424,016
470,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2033	08/01/2027	A	527,345
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	21,255
20,000	IL Finance Authority (RUMC/ RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	20,875

9      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$715,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/ Silver Cross Health System Obligated Group)[1]	5.500%	08/15/2018	08/15/2018		$730,330
920,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	01/29/2018	A	925,962
50,000	IL Medical District COP[1]	5.125	06/01/2026	01/29/2018	A	50,043
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/29/2018	A	140,122
9,215,000	IL Sports Facilities Authority[1]	5.500 [6]	06/15/2030	01/24/2018	A	9,230,850
105,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2018		106,713
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	329,202
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	308,066
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	498,720
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	447,572
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	502,645
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		20,108
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		550,341
525,000	Saint Clair County, IL School District No. 189 East Saint Louis[1,3]	5.100	01/01/2020	01/20/2018	A	526,144
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,016,310
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,013,910
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,568,013
1,505,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	04/22/2023	B	1,500,380
						202,462,439

Indiana—1.5%
400,000	Evansville, IN Multifamily Hsg. (Silver Birch Evansville)[1]	4.800	01/01/2028	03/15/2025	B	400,216
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		552,455
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [4]	03/01/2029	03/01/2021	C	8,074,198
500,000	IN Finance Authority (Sisters of St. Francis Health)[1]	5.250	11/01/2024	11/01/2018	A	515,525
10,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	07/01/2018	A	10,140

10      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$1,435,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1,3]	5.750%	07/01/2030	05/13/2020	D	$1,545,696
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	5,022,960
615,000	Mishawaka, IN Multifamily Hsg. (Silver Birch Mishawaka)[1]	5.100	01/01/2032	05/25/2026	A	615,455
						16,736,645
Kansas—0.0%
490,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	08/09/2023	B	436,507
15,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2018	B	15,165
						451,672
Kentucky—0.8%
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2018	A	240,633
485,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	486,237
3,930,000	KY EDFA (BHS/BHP/ BHL/BHCor/BHLex/BHlthL Obligated Group)[1]	5.375	08/15/2024	08/15/2018	A	4,025,499
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,198,942
						8,951,311
Louisiana—1.5%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/29/2018	A	70,134
2,420,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	03/12/2019	A	2,446,838
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	366,879
685,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	01/29/2018	A	689,528
7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,346,010
5,800,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	6,258,432
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	01/29/2018	A	5,006
						17,182,827
Maine—0.1%
500,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000	12/01/2022	12/01/2022		564,325
100,000	ME Finance Authority (Supplemental Education Loan)[1]	5.000	12/01/2023	12/01/2023		114,544
						678,869

11      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Maryland—0.0%
$65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500%	07/01/2026	01/29/2018	A	$65,126

Massachusetts—2.0%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		544,860
1,535,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	01/14/2018	A	1,554,264
1,000,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2029	01/29/2018	A	1,000,220
670,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2037	03/29/2018	A	669,953
70,000	MA Educational Financing Authority, Series H1	6.350	01/01/2030	01/14/2018	A	70,475
5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,105
55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	56,156
3,970,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	01/29/2018	A	3,979,885
1,435,000	MA H&EFA (Woods Hole Oceanographic Institution)[1]	5.375	06/01/2030	06/01/2018	A	1,458,577
25,000	MA Port Authority (Delta Air Lines)[1]	5.000	01/01/2021	01/29/2018	A	25,347
10,000,000	MA Water Resources Authority[2]	5.250	08/01/2030	08/01/2030		13,149,000
						22,513,842
Michigan—0.4%
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	38,937
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	872,126
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	276,024
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	204,462
2,805,000	Ecorse City, MI GO1	5.800	11/01/2026	04/17/2021	A	2,920,706
100,000	George Washington Carver, MI Public School Academy COP[1]	8.125	09/01/2030	10/16/2025	B	59,778
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	213,098
20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2025	06/01/2022	A	22,503
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	01/29/2018	A	50,172
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800	01/01/2027	07/01/2018	A	50,887
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	05/01/2018	A	30,287
						4,738,980
Minnesota—0.6%
590,000	Minneapolis, MN Charter School (Spero Academy)[1]	5.500	07/01/2027	04/10/2026	B	593,033

12      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$1,080,000	Minneapolis, MN Charter School (Spero Academy)[1]	6.000%	07/01/2032	07/01/2027	A	$1,091,664
4,525,000	Minneapolis, MN Multifamily Hsg. (1500 Nicollet Apts.)[1]	3.000 [4]	05/01/2021	05/01/2020	C	4,510,248
140,000	St. Paul, MN Hsg. & Redevel. Authority (Great River School)[1]	5.250	07/01/2033	07/01/2027	A	145,538
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		336,645
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		351,869
						7,028,997
Mississippi—1.4%
1,580,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [4]	09/01/2028	01/29/2018	A	1,584,155
14,325,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	01/29/2018	A	14,365,397
						15,949,552
Missouri—1.3%
1,365,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	3.900	11/01/2029	11/01/2025	A	1,379,646
1,440,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	4.000	11/01/2025	11/01/2025		1,472,026
750,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	4.000	11/01/2026	11/01/2025	A	759,030
1,125,000	Branson, MO IDA (Branson Shoppes Redevel.)[1]	4.000	11/01/2027	11/01/2025	A	1,130,963
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	01/29/2018	A	30,056
360,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	11/01/2018	B	356,648
565,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	567,260
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	01/01/2018		5,000
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/29/2018	A	205,621
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	207,971
5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	01/29/2018	A	5,017
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	01/29/2018	A	3,082,002
320,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	01/29/2018	A	320,032

13      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,325,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	4.250%	10/01/2034	10/01/2034		$1,289,291
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,275,780
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,480,495
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,327,679
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	106,517
						15,001,034
Montana—0.1%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/29/2018	A	215,152
445,000	Kalispell, MT Hsg. & Healthcare (Immanuel Lutheran Corp.)[1]	3.400	11/15/2022	11/15/2018	A	446,086
						661,238
Nebraska—0.1%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		773,265

Nevada—2.4%
680,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		680,823
715,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		725,468
410,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		419,565
675,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		694,737
405,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		437,355
370,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		401,883
165,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		178,705
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	01/29/2018	A	1,441,642
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	01/29/2018	A	1,001,160
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	01/29/2018	A	1,351,485
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	01/29/2018	A	5,445,766
10,875,000	North Las Vegas, NV GO	5.000	05/01/2030	01/29/2018	A	10,886,310
80,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	01/29/2018	A	80,105
850,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	01/29/2018	A	851,080

14      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$1,865,000	North Las Vegas, NV Wastewater Reclamation System	5.000%	10/01/2026	01/29/2018	A	$1,867,107
						26,463,191
New Hampshire—0.9%
8,010,000	NH H&EFA (Hillside Village)[1]	4.125	07/01/2024	07/01/2019	A	8,104,438
1,585,000	NH H&EFA (Hillside Village)[1]	5.250	07/01/2027	09/12/2024	B	1,639,080
						9,743,518
New Jersey—7.8%
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	01/29/2018	A	5,012
210,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	4.250	09/01/2027	10/02/2025	B	210,485
395,000	NJ EDA (Hatikvah International Academy Charter School)[1]	5.000	07/01/2027	08/21/2025	B	407,351
70,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	01/29/2018	A	70,910
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	04/24/2018	A	1,000,781
10,000,000	NJ State Turnpike Authority[2]	4.000	01/01/2035	01/01/2035		10,693,780
4,900,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	01/14/2018	A	4,967,277
7,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	06/01/2018	A	6,999,860
46,575,000	NJ Tobacco Settlement Financing Corp.	5.304 [7]	06/01/2041	01/14/2018	A	12,979,987
53,610,000	NJ Tobacco Settlement Financing Corp.	5.474 [7]	06/01/2041	01/14/2018	A	14,559,404
4,000,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	06/15/2018	A	4,057,600
4,300,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	06/15/2018	A	4,360,544
26,600,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	06/15/2018	A	26,966,282
						87,279,273
New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	128,252

New York—6.5%
370,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	01/29/2018	A	371,273
625,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	01/29/2018	A	625,881
2,040,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	11/21/2023	B	2,258,973
4,375,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	11/02/2026	B	4,874,844

15      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$11,000,000	NYC Transitional Finance Authority (Building Aid)[2]	5.000%	07/15/2036	07/15/2036		$13,154,323
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	01/29/2018	A	5,085,370
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	01/29/2018	A	5,294,910
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/29/2018	A	41,926,400
						73,591,974
North Carolina—0.2%
1,940,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	1,974,920
60,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	61,111
170,000	NC Medical Care Commission (Scotland Memorial Hospital)	5.500	10/01/2019	01/29/2018	A	170,452
						2,206,483
Ohio—3.6%
2,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		2,776,256
420,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	01/29/2018	A	425,023
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,665,345
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2021	A	233,019
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	294,544
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	310,384
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	325,670
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	340,795
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	356,237
875,000	Montgomery County, OH (Catholic Health Initiatives)[1]	6.125	10/01/2028	10/01/2018	A	901,110
17,400,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	06/01/2018		17,359,632
20,000	OH HFA[1]	5.250	09/01/2030	01/29/2018	A	20,026
8,675,000	OH Higher Educational Facility Commission (Cleveland Clinic Health System)[2]	4.000	01/01/2036	01/01/2036		9,402,326
935,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	01/29/2018	A	937,001

16      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,175,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300%	02/15/2024	05/20/2021	B	$1,169,019
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,928,920
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	778,658
935,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,033,240
435,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	475,364
						40,732,569
Oklahoma—0.1%
635,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	01/29/2018	A	636,613

Oregon—0.0%
15,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	01/29/2018	A	15,044
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	01/29/2018	A	25,057
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	01/29/2018	A	15,043
						55,144
Other Territory—0.6%
1,921,817	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500	07/01/2022	11/15/2019	A	1,928,908
1,216,974	Public Hsg. Capital Fund Multi- State Revenue Trust II1	4.500	07/01/2022	11/15/2019	A	1,223,679
3,961,192	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000	07/01/2022	11/11/2019	A	3,971,135
						7,123,722
Pennsylvania—2.1%
1,005,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	03/23/2021	B	992,216
1,750,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2022	11/22/2020	B	1,907,325
2,750,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2027	06/06/2025	B	3,153,508
225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	235,877
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,240,310
2,845,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	3,085,175

17      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$9,900,000	Montgomery County, PA HEFA (Ursinus College)[1]	5.500%	11/01/2046	11/01/2018	A	$10,067,805
43,768	Northampton County, PA IDA (Northampton Generating)[8,9]	5.000	12/31/2023	12/31/2023		13,130
350,140	Northampton County, PA IDA (Northampton Generating)[8,9]	5.000	12/31/2023	12/31/2023		105,042
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	850,767
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,119,582
						23,770,737

Rhode Island—0.0%
25,000	Providence, RI Public Building Authority (School & Public Facilities)[1]	5.250	12/15/2018	01/29/2018	A	25,058
95,000	Providence, RI Public Building Authority, Series A	5.375	12/15/2021	01/29/2018	A	95,233
60,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	04/01/2022	01/29/2018	A	60,130
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/29/2018	A	80,362
						260,783

South Carolina—0.2%
1,639,280	SC Connector 2000 Assoc. Toll Road, Series B	2.624 [7]	01/01/2021	01/01/2021		1,333,292
690,348	SC Connector 2000 Assoc. Toll Road, Series B	3.417 [7]	01/01/2026	01/01/2026		397,668
						1,730,960

Tennessee—0.1%
190,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	191,936
510,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	515,146
						707,082

Texas—2.6%
520,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)[1]	4.250	09/01/2027	12/09/2023	B	521,336
605,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	4.550	08/15/2028	12/08/2025	A	606,373
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,10,11]	6.750	10/01/2038	10/01/2038		—

18      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$2,210,000	Brazos River Harbor, TX Navigation District (Dow Chemical Company)[1]	5.950%	05/15/2033	05/15/2018	A	$2,295,881
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	05/29/2018	A	59,998
35,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	03/09/2028	B	32,542
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,131,031
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	01/29/2018	A	35,101
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	01/29/2018	A	441,091
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	01/29/2018	A	343,084
10,080,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	10/08/2018	A	10,587,226
50,000	Houston, TX Airport System[1]	5.000	07/01/2032	01/29/2018	A	50,120
5,000	Houston, TX Airport System[1]	5.125	07/01/2032	01/29/2018	A	5,012
505,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	12/10/2019	B	540,431
620,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[5,10,11]	6.450	06/01/2021	06/01/2021		—
5,000	San Antonio, TX Airport System (Passenger Facility)[1]	4.625	07/01/2030	01/29/2018	A	5,005
895,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Trinity Terrace Project)[3]	2.500	12/01/2018	01/01/2018	A	895,743
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		4,562,685
235,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[5,10,11]	6.250	05/01/2028	05/01/2028		—
950,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)	5.450	12/01/2022	01/29/2018	A	951,169
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2018	A	50,038
						29,113,866

Utah—0.1%
1,500,000	UT Charter School Finance Authority (Freedom Academy Foundation)[1]	4.500	06/15/2027	01/30/2025	B	1,506,855

19      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont—0.6%
$1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000%	10/01/2020	10/01/2020		$1,958,975
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,221,394
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2022	10/01/2022		1,149,661
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,117,800
						6,447,830

Virginia—0.6%
6,155,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	02/01/2018	A	6,167,618
570,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	01/29/2018	A	570,644
						6,738,262

Washington—0.2%
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	01/29/2018	A	175,040
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	07/01/2018	A	10,053
1,500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.250	10/01/2028	10/01/2018	A	1,546,140
						1,731,233

West Virginia—0.3%
700,000	Monongalia County, WV Special District Excise Tax (University Town Center)[1]	4.500	06/01/2027	06/10/2024	B	705,040
3,050,000	WV EDA (Morgantown Associates)[1]	2.875	12/15/2026	10/25/2022	B	3,017,121
						3,722,161

Wisconsin—1.2%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	162,452
100,000	WI H&EFA (Prohealth Care/ Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	105,411
370,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	393,232

20      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$12,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)[1]	6.250%	08/01/2027	08/01/2027		$12,940,440
						13,601,535

U.S. Possessions—17.4%
1,000,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.000	07/01/2025	07/01/2018	A	1,006,060
10,105,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	03/17/2021	B	9,715,048
6,095,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	07/19/2027	B	5,765,260
145,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	12/13/2032	B	138,130
13,000,000	Puerto Rico Commonwealth GO, AGC[12]	3.180	07/01/2018	07/01/2018		13,016,250
4,245,000	Puerto Rico Commonwealth GO, AGC[12]	3.200	07/01/2019	07/01/2019		4,241,349
4,160,000	Puerto Rico Commonwealth GO, AGC[12]	3.220	07/01/2020	07/01/2020		4,131,795
100,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2023	01/29/2018	A	100,269
15,580,000	Puerto Rico Commonwealth GO5	5.125	07/01/2024	07/01/2024		3,544,450
105,000	Puerto Rico Commonwealth GO5	5.250	07/01/2017	07/01/2017		23,625
655,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.250	07/01/2021	01/29/2018	A	655,138
515,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	07/01/2021	A	550,520
4,860,000	Puerto Rico Commonwealth GO5	5.500	07/01/2017	07/01/2017		1,093,500
2,890,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2018	07/01/2018		2,914,536
6,510,000	Puerto Rico Commonwealth GO, AGC[1]	5.500	07/01/2018	07/01/2018		6,602,767
140,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026		31,850
5,250,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	07/01/2026		1,194,375
2,160,000	Puerto Rico Commonwealth GO5	5.500	07/01/2027	07/01/2027		491,400
22,765,000	Puerto Rico Commonwealth GO5	6.000	07/01/2029	07/01/2029		5,179,037
300,000	Puerto Rico Commonwealth GO, AGC	6.000	07/01/2033	01/29/2018	A	304,392
90,000	Puerto Rico Commonwealth GO, NPFGC	7.480 [7]	07/01/2019	07/01/2019		84,278
80,000	Puerto Rico Convention Center Authority, AGC	5.000	07/01/2027	01/29/2018	A	80,156
1,199,459	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	07/01/2019		391,323
1,199,460	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	07/01/2019		391,324
899,595	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	01/01/2021		293,493

21      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$899,595	Puerto Rico Electric Power Authority[5]	10.000%	07/01/2021	07/01/2021		$293,493
299,864	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	01/01/2022		97,831
299,865	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	07/01/2022		97,831
5,685,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	07/01/2028		1,883,156
56,565,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2026	11/30/2025	B	18,737,156
4,295,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2028	07/01/2028		1,422,719
40,000	Puerto Rico Electric Power Authority, Series DDD, AGC	5.000	07/01/2023	07/01/2020	A	42,155
75,000	Puerto Rico Electric Power Authority, Series LL, NPFGC[1]	5.500	07/01/2018	07/01/2018		75,637
1,000,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2023	07/01/2023		985,900
4,010,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2021	07/01/2021		4,010,120
550,000	Puerto Rico Electric Power Authority, Series RR, NPFGC[1]	5.000	07/01/2022	07/01/2022		547,833
100,000	Puerto Rico Electric Power Authority, Series RR, SGI	5.000	07/01/2025	07/01/2025		91,008
155,000	Puerto Rico Electric Power Authority, Series RR, AGC[1]	5.000	07/01/2026	01/29/2018	A	155,330
790,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2020	01/29/2018	A	790,111
2,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2021	07/01/2021		2,000,060
1,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2023	07/01/2023		985,900
1,380,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2017	07/01/2017		453,675
5,560,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2025	07/01/2025		1,841,750
165,000	Puerto Rico Electric Power Authority, Series TT, NPFGC[1]	5.000	07/01/2026	07/01/2026		155,725
740,000	Puerto Rico Electric Power Authority, Series UU, NPFGC[1]	4.000	07/01/2018	07/01/2018		740,895
550,000	Puerto Rico Electric Power Authority, Series UU, NPFGC[1]	4.500	07/01/2018	07/01/2018		552,002
10,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2023	01/29/2018	A	10,027
1,705,000	Puerto Rico Electric Power Authority, Series VV, NPFGC[1]	5.250	07/01/2025	07/01/2025		1,668,973
5,000,000	Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	07/13/2027	B	1,656,250

22      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$250,000	Puerto Rico Electric Power Authority, Series XX5	5.250%	07/01/2027	07/01/2027		$82,812
6,280,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	07/01/2018		2,064,550
5,000,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2018	07/01/2018		1,656,250
1,180,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	07/01/2025		390,875
1,060,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2026	07/01/2026		351,125
170,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2018	01/29/2018	A	170,357
290,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2018	07/01/2018		291,760
475,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	07/16/2027	B	430,488
2,000,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2018	07/01/2018		2,026,060
1,010,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2018	07/01/2018		1,023,160
230,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.250	07/01/2022	07/01/2022		248,644
11,150,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2018	07/01/2018		11,308,887
790,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.500	07/01/2019	07/01/2019		801,376
105,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2020	07/01/2020		111,134
530,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2023	07/01/2023		583,011
530,000	Puerto Rico Highway & Transportation Authority, FGIC[13]	5.750	07/01/2021	07/01/2021		357,750
675,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[13]	5.250	07/01/2019	07/01/2019		455,625
1,045,000	Puerto Rico Highway & Transportation Authority, Series N5	5.500	07/01/2021	07/01/2021		198,550
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y, AGC[1]	6.250	07/01/2021	07/15/2020	B	21,584,038
2,465,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.250	10/01/2024	01/01/2022	B	1,238,662
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,672,825
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		466,587
120,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2018	01/29/2018	A	120,389

23      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000%	08/01/2020	01/29/2018	A	$50,162
50,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2022	01/29/2018	A	50,143
1,605,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2027	01/29/2018	A	1,608,130
305,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000	08/01/2030	01/29/2018	A	305,427
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2019	01/29/2018	A	2,025,080
145,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	01/29/2018	A	146,637
265,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2021	01/29/2018	A	267,661
30,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2021	07/01/2021		32,069
7,325,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2018	08/01/2018		7,436,267
395,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2019	08/01/2019		409,331
40,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250	08/01/2022	08/01/2022		43,296
50,000	Puerto Rico Public Buildings Authority, AGC[1]	5.250	07/01/2025	07/01/2025		55,050
760,000	Puerto Rico Public Buildings Authority	5.250	07/01/2027	10/17/2026	B	174,800
66,025	Puerto Rico Public Buildings Authority, FGIC[13]	5.500	07/01/2016	07/01/2016		36,314
135,000	Puerto Rico Public Buildings Authority[5]	5.500	07/01/2023	07/01/2023		31,050
1,335,181	Puerto Rico Public Buildings Authority[5]	5.750	07/01/2016	07/01/2016		303,754
4,990,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		1,147,700
500,000	Puerto Rico Public Buildings Authority[5]	6.125	07/01/2023	07/01/2023		115,000
735,000	Puerto Rico Public Buildings Authority[5]	6.250	07/01/2021	07/01/2021		169,050
5,345,000	Puerto Rico Public Buildings Authority	6.250	07/01/2022	07/01/2022		1,229,350
2,905,000	Puerto Rico Public Buildings Authority[5]	6.250	07/01/2026	07/01/2026		668,150
3,300,000	Puerto Rico Public Buildings Authority[5]	7.000	07/01/2021	07/01/2021		759,000
190,000	Puerto Rico Public Buildings Authority, AMBAC	10.000 [4]	07/01/2035	01/29/2018	A	199,831
37,400,000	Puerto Rico Public Finance Corp., Series A5	6.500	08/01/2028	12/12/2027	B	841,500

24      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$54,770,000	Puerto Rico Public Finance Corp., Series B5	5.500%	08/01/2031	07/17/2029	B	$1,232,325
10,675,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2024	08/01/2024		240,188
17,475,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2025	08/01/2025		393,188
6,495,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2026	08/01/2026		146,138
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A5	4.375	08/01/2020	08/01/2020		117,500
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	4.625	08/01/2019	08/01/2019		100,000
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2018	08/01/2018		1,135,500
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2024	08/01/2024		2,282,500
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2019	08/01/2019		1,158,000
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.375	08/01/2020	08/01/2020		2,363,000
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2021	08/01/2021		1,290,000
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2022	08/01/2022		1,600,000
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2023	08/01/2023		1,055,000
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2042	03/21/2042	B	532,000
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.625	08/01/2030	08/01/2030		700,000
5,970,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.750	08/01/2037	01/31/2037	B	597,000
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.125	08/01/2029	08/01/2029		2,413,500
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.500	08/01/2044	01/31/2044	B	900,000
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2022	08/01/2022		402,500
4,865,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.000	08/01/2042	08/01/2041	B	486,500
27,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.500	08/01/2035	08/01/2035		2,700,000
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		630,000
5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		3,150,000
2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		1,597,050
1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022		1,127,700
						196,325,118
Total Municipal Bonds and Notes (Cost $1,614,277,591)						1,232,556,639

25      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Shares		Value
Common Stock—0.0%
$6,757	Resolute Forest Products[14,15] (Cost $80,903)	$74,665

Total Investments, at Value (Cost $1,614,358,494)—109.5%		1,232,631,304

Net Other Assets (Liabilities)—(9.5)		(106,954,423)

Net Assets—100.0%		$1,125,676,881

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payment prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. Interest or dividend is paid-in-kind, when applicable.

9. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

10. Security received as the result of issuer reorganization.

11. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

14. Non-income producing security.

15. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South

26      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

ASUN	Arizona State University
BCHCC	Bernalillo County Health Care Corp.
BHCor	Baptist Health Corbin
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlthL	Baptist Health Lagrange
BHP	Baptist Health Paducah
BHS	Baptist Healthcare System
CCAH	Cleveland Clinic Avon Hospital
CCFHN	Cleveland Clinic Florida Hospitals Naples
CCFL	Cleveland Clinic Florida
CCFnd	Cleveland Clinic Foundation
CCHlthS	Cleveland Clinic Health Care
CCHSER	Cleveland Clinic Health System-East Region
COP	Certificates of Participation
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
FairviewH	Fairview Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSW	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
LutheranH	Lutheran Hospital
MaryH	Marymount Hospital
MedHosp	Medina Hospital
MGCO	Middle Georgia College
MSSA	Math & Science Success Academy
NPFGC	National Public Finance Guarantee Corp.
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NY/NJ	New York/New Jersey
NYC	New York City
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCF	Presbyterian Healthcare Foundation
PHCr	Presence Home Care

27      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RUMC	Rush University Medical Center
SGI	Syncora Guarantee, Inc.
TASC	Tobacco Settlement Asset-Backed Bonds
UMEP	UME Preparatory Academy
USDA	U.S. Department of Agriculture

28      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Short Duration High Yield Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

29      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

30      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$5,857,119	$—	$5,857,119
Alaska	—	10,193	—	10,193
Arizona	—	15,493,834	—	15,493,834
Arkansas	—	150,345	—	150,345
California	—	199,792,192	—	199,792,192
Colorado	—	6,536,963	—	6,536,963
Connecticut	—	1,014,320	—	1,014,320
District of Columbia	—	72,749,660	—	72,749,660
Florida	—	48,776,662	—	48,776,662
Georgia	—	23,000,253	—	23,000,253
Hawaii	—	11,922,313	—	11,922,313
Idaho	—	439,827	—	439,827
Illinois	—	202,462,439	—	202,462,439
Indiana	—	16,736,645	—	16,736,645
Kansas	—	451,672	—	451,672
Kentucky	—	8,951,311	—	8,951,311
Louisiana	—	17,182,827	—	17,182,827
Maine	—	678,869	—	678,869
Maryland	—	65,126	—	65,126
Massachusetts	—	22,513,842	—	22,513,842
Michigan	—	4,738,980	—	4,738,980
Minnesota	—	7,028,997	—	7,028,997
Mississippi	—	15,949,552	—	15,949,552
Missouri	—	15,001,034	—	15,001,034
Montana	—	661,238	—	661,238
Nebraska	—	773,265	—	773,265
Nevada	—	26,463,191	—	26,463,191
New Hampshire	—	9,743,518	—	9,743,518
New Jersey	—	87,279,273	—	87,279,273
New Mexico	—	128,252	—	128,252
New York	—	73,591,974	—	73,591,974
North Carolina	—	2,206,483	—	2,206,483
Ohio	—	40,732,569	—	40,732,569
Oklahoma	—	636,613	—	636,613
Oregon	—	55,144	—	55,144

31      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Other Territory	$—	$7,123,722	$—	$7,123,722
Pennsylvania	—	23,770,737	—	23,770,737
Rhode Island	—	260,783	—	260,783
South Carolina	—	1,730,960	—	1,730,960
Tennessee	—	707,082	—	707,082
Texas	—	29,113,866	—	29,113,866
Utah	—	1,506,855	—	1,506,855
Vermont	—	6,447,830	—	6,447,830
Virginia	—	6,738,262	—	6,738,262
Washington	—	1,731,233	—	1,731,233
West Virginia	—	3,722,161	—	3,722,161
Wisconsin	—	13,601,535	—	13,601,535
U.S. Possessions	—	196,325,118	—	196,325,118
Common Stock	74,665	—	—	74,665

Total Assets	$74,665	$1,232,556,639	$—	$1,232,631,304

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$ 605,010	$ (605,010)

Total Assets	$ 605,010	$ (605,010)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

32      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are

33      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

34      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $161,932,879 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $85,110,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 5,625,000	CA GO Tender Option Bond Series 2017-XF0580 Trust	6.978%	11/1/33	$8,046,169
25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	7.604	11/15/31	31,538,500
16,485,000	Chicago, IL Board of Education Tender Option Bond Series 2015-XF2149 Trust[3]	6.323	12/1/24	17,593,781

35      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	MA Water Resources Authority Tender Option Bond Series 2017-XF2502 Trust	11.337%	8/1/30	$5,649,000
3,335,000	NJ Turnpike Authority Tender Option Bond Series 2017-XF0574 Trust	5.541	1/1/35	4,028,780
2,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2017-XF0561 Trust	10.445	7/15/36	4,904,323
4,335,000	OH Hospital Facilities (CCHlthS/CCFnd/FairviewH/ LutheranH/MaryH/CCFL/CCFHN/CCHSER/CCAH/ MedHosp Obligated Group) Tender Option Bond Series 2017-XF0573 Trust	4.650	1/1/36	5,062,326

				$76,822,879

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 15% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $85,110,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially

36      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$11,282,349

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority

37      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$463,442,335
Market Value	$70,760,168
Market Value as % of Net Assets	6.29%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

38      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

4. Market Risk Factors (Continued)

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

39      OPPENHEIMER ROCHESTER SHORT DURATION HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018